Disposals and impairment (Tables)	12 Months Ended
Dec. 31, 2019
Impairment Of Assets [Abstract]
Summary of amounts recognized in the income statement in respect of disposals and impairments
The following amounts were recognized in the income statement in respect of disposals and impairments.

			$ million
	2019	2018	2017
Gains on sale of businesses and fixed assets
Upstream	143	437	526
Downstream	50	15	674
Other businesses and corporate	—	4	10
	193	456	1,210

			$ million
	2019	2018	2017
Losses on sale of businesses and fixed assets
Upstream	415	707	127
Downstream	57	59	88
Other businesses and corporate	887	11	—
	1,359	777	215
Impairment losses
Upstream	6,752	400	1,138
Downstream	65	12	69
Other businesses and corporate	30	254	32
	6,847	666	1,239
Impairment reversals
Upstream	(131)	(580)	(176)
Downstream	—	(2)	(62)
Other businesses and corporate	—	(1)	—
	(131)	(583)	(238)
Impairment and losses on sale of businesses and fixed assets	8,075	860	1,216

Summary of disposal proceeds and principal gains and losses on disposals by segment
Disposal proceeds and principal gains and losses on disposals by segment are described below.

			$ million
	2019	2018	2017
Proceeds from disposals of fixed assets	500	940	2,936
Proceeds from disposals of businesses, net of cash disposed	1,701	1,911	478
	2,201	2,851	3,414
By business
Upstream	2,048	2,145	1,183
Downstream	152	120	2,078
Other businesses and corporate	1	586	153
	2,201	2,851	3,414

Summary financial information relating to the sale of business
Summarized financial information relating to the sale of businesses is shown in the table below.
The principal transaction categorized as a business disposal in 2019 was the sale of our interests in the Gulf of Suez oil concessions in Egypt.
The principal transaction categorized as a business disposal in 2018 was the disposal of our interest in the Greater Kuparuk Area in the US - see Note 3 for further information.
The principal transaction categorized as a business disposal in 2017 was the disposal of our interest in the Forties Pipeline System in the North Sea.

			$ million
	2019	2018	2017
Non-current assets	1,653	3,274	735
Current assets	507	173	57
Non-current liabilities	(257)	(250)	(173)
Current liabilities	(108)	(97)	(86)
Total carrying amount of net assets disposed	1,795	3,100	533
Recycling of foreign exchange on disposal	880	—	—
Costs on disposal	190	3	3
	2,865	3,103	536
Gains (losses) on sale of businesses	(1,190)	(221)	44
Total consideration	1,675	2,882	580
Non-cash consideration	(938)	(282)	(216)
Consideration received (receivable)[a]	964	(689)	114
Proceeds from the sale of businesses, net of cash disposed[b]	1,701	1,911	478
[a] $633 million relates to deposits received in advance of the disposal of our Alaska business and certain assets in our BPX business
[b] Proceeds are stated net of cash and cash equivalents disposed of $30 million (2018 $15 million and 2017 $25 million).